ADVERTISING AND PROMOTION (Tables)	12 Months Ended
Dec. 31, 2019
ADVERTISING AND PROMOTION
Schedule of advertising and promotion expenses

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	317,843	199,368	279,691	40,175
Sales agent expenses	107,022	23,897	60,064	8,628
Total	424,865	223,265	339,755	48,803